Subsidiaries	12 Months Ended
Dec. 31, 2021
Description of accounting policy for subsidiaries [text block] [Abstract]
Subsidiaries

NOTE 25: Subsidiaries

The Company has the following two wholly-owned direct subsidiaries:

MDxHealth Inc.
Address	15279 Alton Parkway – Suite 100 – Irvine, CA 92618
Incorporation Date	April 14, 2003
Number of employees	176 at December 31,2021, 163 at December 31, 2020 and 158 at December 31, 2019.

MDxHealth B.V.
Address	Transistorweg 5, 6534 AT Nijmegen, The Netherlands
Incorporation Date	October 18, 2006
Incorporated into MDxHealth on	September 18, 2015
Number of employees	11 at December 31, 2021, 9 at December 31, 2020 and 11 at December 31, 2019.